8. STOCK BASED COMPENSATION	3 Months Ended
Mar. 31, 2014
Equity [Abstract]
8. STOCK BASED COMPENSATION

8. STOCK BASED COMPENSATION

During the periods ended March 31, 2014 and 2013 the Company issued stock in payment of services and debts as follows:

For the three month period ended March 31, 2014 the Board authorized the issuance of 2,000,000 shares of common stock in payment of services amounting to $47,500. In addition, 23,631,111 shares were issued during 2014 for stock shown as issuable as of December 31, 2013.

For the three month period ended March 31, 2013, 1,000,000 shares of common stock were issued in payment of services in the amount of $30,000. In addition, 1,500,00 shares were issued in payment of loans in the amount $7,500. In both instances, although authorized prior to March 31, 2013, the shares were not issued until April 2013.

Independent contractors and consultants’ expense was based on the value of services rendered or the value of the common stock issued, if more reliably determined.

Stock Options and Warrants

On April 2, 2010, the Company adopted its 2010 Equity Incentive Plan, which authorized, among other forms of incentives, the issuance of stock options. Reserved for equity issuances under the 2010 Equity Incentive Plan are 50,000,000 shares of our common stock. No equity issuances have been made from the 2010 Equity Incentive Plan. Stock options, which may be tax qualified and non-qualified, are exercisable for a period of up to ten years at prices at or above market prices as established on the date of the grant.

Stock Options

Certain nonqualified stock options were issued during the period ended March 31, 2013 to a member of the board of directors as compensation for services performed.

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at January 1, 2013	10,000,000	$0.03	4.14	$—
Granted	—	—	—	—
Exercised	—	—	—
Forfeited	—	—	—	—
Outstanding	10,000,000	$0.03	3.88	$—
Exercisable	10,000,000	$0.03	3.88	$—

The Company uses the Black-Scholes option pricing model to calculate the fair value of options.